Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Jun-20	Distribution Date	15-Jul-20
Collection Period End	30-Jun-20	30/360 Days	30
Beg. of Interest Period	15-Jun-20	Actual/360 Days	30
End of Interest Period	15-Jul-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	1,211,730,862.94	1,174,155,533.37	0.7796393
Total Securities		1,506,024,096.62	1,211,730,862.94	1,174,155,533.37	0.7796393
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	216,538,721.48	195,872,290.22	0.6861877
Class A-2b Notes	0.454750%	233,550,000.00	177,168,044.84	160,259,146.53	0.6861877
Class A-3 Notes	2.270000%	456,000,000.00	456,000,000.00	456,000,000.00	1.0000000
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	20,666,431.26	409,619.08	72.3994789	1.4349941
Class A-2b Notes	16,908,898.31	67,139.31	72.3994789	0.2874730
Class A-3 Notes	0.00	862,600.00	0.0000000	1.8916667
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	37,575,329.57	1,541,641.72

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					16,777,802.03
Monthly Interest					8,115,175.00

Total Monthly Payments					24,892,977.03
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					580,630.35
Aggregate Sales Proceeds Advance					9,453,659.21

Total Advances					10,034,289.56
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					16,650,958.18
Excess Wear and Tear and Excess Mileage					96,758.31
Remaining Payoffs					0.00
Net Insurance Proceeds					811,053.41
Residual Value Surplus					909,494.41

Total Collections					53,395,530.90

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		7,710,730.00			448
Involuntary Repossession		119,866.00			7
Voluntary Repossession		569,118.00			30
Full Termination		596,580.00			33
Bankruptcty		45,291.00			3
Insurance Payoff			793,421.72		42
Customer Payoff				234,458.02	12
Grounding Dealer Payoff				5,841,313.64	309
Dealer Purchase				1,190,434.07	57

Total		9,041,585.00	793,421.72	7,266,205.73	941

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	68,234	1,510,101,831.13	7.00000%	1,211,730,862.94
Total Depreciation Received		(22,112,137.61)		(17,780,215.70)
Principal Amount of Gross Losses	(92)	(2,017,688.50)		(1,652,047.45)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(695)	(13,132,836.40)		(10,280,994.01)
Scheduled Terminations	(524)	(9,906,379.91)		(7,862,072.41)

Pool Balance - End of Period	66,923	1,462,932,788.71		1,174,155,533.37
Remaining Pool Balance
Lease Payment				309,740,858.60
Residual Value				864,414,674.77

Total				1,174,155,533.37

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	53,395,530.90
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	53,395,530.90
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	934,209.99
3. Reimbursement of Sales Proceeds Advance	4,716,989.69
4. Servicing Fee:
Servicing Fee Due	1,009,775.72
Servicing Fee Paid	1,009,775.72
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	6,660,975.40
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	409,619.08
Class A-2a Notes Monthly Interest Paid	409,619.08
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	67,139.31
Class A-2b Notes Monthly Interest Paid	67,139.31
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	862,600.00
Class A-3 Notes Monthly Interest Paid	862,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,541,641.72
Total Note and Certificate Monthly Interest Paid	1,541,641.72
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	45,192,913.78
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	37,575,329.57
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	37,575,329.57
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,617,584.21

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,617,584.21
Gross Reserve Account Balance			15,147,704.69
Remaining Available Collections Released to Seller			7,617,584.21
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.70
Monthly Prepayment Speed			96%
Lifetime Prepayment Speed			59%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,675,491.35
Securitization Value of Defaulted Receivables and Casualty Receivables		1,652,047.45	92
Aggregate Defaulted and Casualty Gain (Loss)		23,443.90
Pool Balance at Beginning of Collection Period		1,211,730,862.94
Net Loss Ratio
Current Collection Period		0.0019%
Preceding Collection Period		-0.0134%
Second Preceding Collection Period		-0.0502%
Third Preceding Collection Period		-0.0131%
Cumulative Net Losses for all Periods		0.1101%	1,658,480.28

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.53%	6,475,068.07	367
61-90 Days Delinquent	0.13%	1,557,377.01	93
91-120 Days Delinquent	0.04%	541,023.51	32
More than 120 Days	0.01%	68,129.42	2

Total Delinquent Receivables:	0.71%	8,641,598.01	494

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.18%	0.19%
Preceding Collection Period		0.18%	0.19%
Second Preceding Collection Period		0.20%	0.21%
Third Preceding Collection Period		0.19%	0.19%
60 Day Delinquent Receivables		2,745,538.62
Delinquency Percentage		0.23%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		8,307,310.00	481
Securitization Value		7,602,666.54	481

Aggregate Residual Value Surplus (Loss)		704,643.46

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		29,855,043.51	1,819
Cumulative Securitization Value		30,364,475.63	1,819

Cumulative Residual Value Surplus (Loss)		(509,432.12)

Book Amount of Extensions		23,636,521.64
Number of Extensions		962

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			10,120,851.76
Reimbursement of Outstanding Advance			4,716,989.69
Additional Advances for current period			9,453,659.21

Ending Balance of Residual Advance			14,857,521.28

Beginning Balance of Payment Advance			2,210,401.00
Reimbursement of Outstanding Payment Advance			934,209.99
Additional Payment Advances for current period			580,630.35

Ending Balance of Payment Advance			1,856,821.36

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO